N-2 - USD ($)			3 Months Ended
	Aug. 14, 2026	Aug. 10, 2026	May 31, 2026	Feb. 28, 2026	Nov. 30, 2025	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024
Cover [Abstract]
Entity Central Index Key	0001495825
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-294872
Investment Company Act File Number	811-22437
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	1
Post-Effective Amendment	false
Investment Company Act Registration	true
Entity Registrant Name	GUGGENHEIM TAXABLE MUNICIPAL BOND & INVESTMENT GRADE DEBT TRUST
Entity Address, Address Line One	227 West Monroe Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	827-0100
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Sales load (as a percentage of offering price)(1)	—%
Offering expenses borne by the Trust (as a percentage of offering price)(1)(2)	0.60%
Dividend Reinvestment Plan fees(3)	None

Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.60%
Annual Expenses [Table Text Block]
As a Percentage of Average Net Assets Attributable to Common Shares(4)
Annual Expenses
Management fee(5)	0.84%
Interest expense(6)	1.54%
Other expenses(7)	0.18%
Total annual expenses	2.56%

(1) If Common Shares to which this Prospectus relates are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load to be paid by investors and the estimated offering expenses borne by the Trust.

(2) The Trust and Investment Adviser have agreed, in connection with offerings under this registration statement, that the Trust will pay offering expenses in an amount up to the lesser of the Trust’s actual offering costs or 0.60% of the total offering price of the Common Shares sold in such offerings and that offering expenses that exceed 0.60% of the total offering price of the Common Shares will be paid by the Investment Adviser. The Investment Adviser and the Trust have also agreed that certain offering expenses of the Trust may be paid by the Investment Adviser initially and reimbursed by the Trust, subject to the foregoing limitation. The Investment Adviser has no right to recoup (or to reimbursement for) expenses in excess of 0.60% of shares sold pursuant to this registration statement that the Investment Adviser previously paid on the Trust’s behalf to the extent that the Trust’s offering costs in any year are less than 0.60% of shares sold pursuant to this registration statement. Such agreement will be in effect for the life of the registration statement with respect to all Common Shares sold pursuant to the registration statement and may only be terminated by the Board of Trustees of the Trust.

(3) Common Shareholders will pay brokerage charges if they direct Computershare Trust Company, N.A. (the “Plan Agent”) to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan.”

(4) Based upon average net assets attributable to Common Shares during the fiscal year ended May 31, 2026.

(5) The Trust pays the Investment Adviser a fee, payable monthly in arrears at an annual rate equal to 0.60% of the Trust’s average daily Managed Assets. Because the Management fee shown is based upon outstanding Financial Leverage of 28.50% of the Trust’s average Managed Assets, the Management fee as a percentage of average net assets attributable to Common Shares is higher than if the Trust did not utilize such Financial Leverage. If Financial Leverage of more than 28.50% of the Trust’s average Managed Assets is used, the Management fee shown would be higher.

(6) Includes interest payments on borrowed funds (if any) and interest expenses on reverse repurchase agreements. Interest payments on borrowed funds is based upon the Trust’s outstanding borrowings as of May 31, 2026, which included borrowings under the Trust’s committed facility agreement in an amount equal to 0% of the Trust’s average Managed Assets, at an average interest rate of 0%. Interest expenses on reverse repurchase agreements is based on the Trust’s outstanding reverse repurchase agreements as of May 31, 2026, in an amount equal to 28.50% of the Trust’s average Managed Assets, at a weighted average interest rate cost to the Trust of 3.85% at May 31, 2026. The actual amount of interest payments and expenses by the Trust will vary over time in accordance with the amount of borrowings and reverse repurchase agreements and variations in market interest rates.

(7) Other expenses are estimated for the current fiscal year.

Management Fees [Percent]	0.84%
Interest Expenses on Borrowings [Percent]	1.54%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.18%
Total Annual Expenses [Percent]	2.56%
Expense Example [Table Text Block]	Example

As required by relevant SEC regulations, the following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) “Total annual expenses” of 2.56% of net assets attributable to Common Shares and (2) a 5% annual return*:

Total Annual Expenses Paid by Common Shareholders	1 Year	3 Years	5 Years	10 Years
	$26	$80	$136	$290

*	The Example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Trust’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the Example. The example assumes that all dividends and distributions are reinvested at net asset value. See “Distributions” and “Dividend Reinvestment Plan.”

The Example above does not include sales loads or estimated offering costs. In connection with an offering of Common Shares, the Prospectus Supplement will set forth an Example including sales load and estimated offering costs.

The above table and Example and the assumption in the Example of the 5% annual return are provided to assist in your understanding of the various costs and expenses that an investor in the Trust will bear directly or indirectly. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Trust’s Common Shares.

Expense Example, Year 01	$ 26
Expense Example, Years 1 to 3	80
Expense Example, Years 1 to 5	136
Expense Example, Years 1 to 10	$ 290
Purpose of Fee Table , Note [Text Block]	The following table contains information about the costs and expenses that Common Shareholders will bear directly or indirectly. The table is based on the capital structure of the Trust as of May 31, 2026 (except as noted below). The purpose of the table and the example below is to help you understand the fees and expenses that you, as a holder of common shares, would bear directly or indirectly. The following table should not be considered a representation of the Trust’s future expenses. Actual expenses may be greater or less than shown. The following table shows estimated Trust expenses as a percentage of average net assets attributable to Common Shares, and not as a percentage of Managed Assets. See “Management of the Trust.”

Basis of Transaction Fees, Note [Text Block]	(as a percentage of offering price)
Other Expenses, Note [Text Block]	Other expenses are estimated for the current fiscal year.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]	SENIOR SECURITIES

For information about the Trust’s senior securities as of the end of the last ten fiscal years, please refer to the Trust’s most recent annual report on Form N-CSR, including the note entitled “Senior Securities” in the Notes to Financial Statements, which is incorporated by reference herein. The Trust’s senior securities may include borrowings from certain financial institutions and reverse repurchase agreement transactions. Information regarding the Trust’s senior securities is also contained in the Financial Highlights in the Trust’s most recent annual report on Form N-CSR, which has been audited by Ernst & Young LLP for the last five fiscal years. The Trust’s audited financial statements, including the report of Ernst & Young LLP thereon and accompanying notes thereto, are included in the Trust’s most recent annual report to shareholders and incorporated by reference in the SAI. A copy of the report is available upon request and without charge by calling (888) 991-0091 or by writing the Trust at 227 West Monroe Street, Chicago, Illinois 60606.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

Investment Objectives

Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Additional Information Regarding the Trust—Investment Objectives,” which is incorporated by reference herein, for a discussion of the investment objectives of the Trust.

Investment Policies

Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Additional Information Regarding the Trust—Investment Policies,” which is incorporated by reference herein, for a discussion of the investment policies of the Trust, and the section entitled “Additional Information Regarding the Trust—Fundamental Investment Restrictions,” which is incorporated by reference herein, for a discussion of the fundamental investment restrictions of the Trust.

The Trust’s investment policies may be changed by the Board of Trustees. If the Trust’s Names Rule policy changes, the Trust will provide shareholders at least 60 days’ prior notice before implementation of the change. The

Trust is subject to additional investment restrictions that may not be changed without the approval of shareholders. For additional information about the Trust’s fundamental investment restrictions, please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Additional Information Regarding the Trust—Fundamental Investment Restrictions,” which is incorporated by reference herein

Principal Investment Strategies

Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Additional Information Regarding the Trust—Principal Investment Strategies and Portfolio Composition—Principal Investment Strategies,” which is incorporated by reference herein, for a discussion of the principal investment strategies of the Trust.

Portfolio Composition

Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Additional Information Regarding the Trust—Principal Investment Strategies and Portfolio Composition—Portfolio Composition,” which is incorporated by reference herein, for a discussion of portfolio composition of the Trust.

In addition to those derivatives transactions utilized in connection with the Trust’s duration management strategy and those described below under “Interest Rate Transactions,” the Trust may, but is not required to, use various portfolio strategies, including derivatives transactions involving interest rate and foreign currency transactions, swaps, options and futures (“Strategic Transactions”). In the course of pursuing Strategic Transactions, the Trust may purchase and sell exchange-listed and OTC put and call options on securities, instruments or equity and fixed-income indices, purchase and sell futures contracts and options thereon, and enter into swap, cap, floor or collar transactions. In addition, Strategic Transactions may also include new techniques, instruments or strategies that are developed or permitted as regulatory changes occur.

The Trust generally may seek to use Strategic Transactions to seek to earn income, facilitate portfolio management and mitigate risks. The Trust may use Strategic Transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Trust’s portfolio, protect the value of the Trust’s portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the Trust, protect against changes in currency exchange rates, manage the effective maturity or duration of the Trust’s portfolio, or obtain indirect investment exposure as a substitute for purchasing or selling particular securities directly. The Trust will not enter into a Strategic Transaction to the extent such Strategic Transaction would cause the Adviser to operate the Trust as a registered commodity pool operator.

Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use Strategic Transactions depends on the Adviser’s ability to predict pertinent market movements, which cannot be assured. Losses on Strategic Transactions may reduce the Trust’s net asset value and its ability to pay distributions if they are not offset by gains on portfolio positions being hedged. The use of Strategic Transactions may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment, or may cause the Trust to hold a security that it might otherwise sell. Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Trust for investment purposes. The use of Financial Leverage by the Trust, if any, may limit the Trust’s ability to use Strategic Transactions.

For a more detailed discussion of certain derivatives and their attendant risks, see “Investment Objectives and Policies—Derivative Instruments” in the SAI.

Interest Rate Transactions

Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Additional Information Regarding the Trust—Interest Rate Transactions,” which is incorporated by reference herein, for a discussion of the Trust’s use of interest rate transactions.

Temporary Investments

At any time when a temporary posture is believed by the Adviser to be warranted (a “temporary period”), the Trust may, without limitation, hold cash or invest its assets in money market instruments and repurchase agreements in respect of those investments. The money market instruments in which the Trust may invest are obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated A-1 or higher by S&P or Prime-1 by Moody’s; and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During a temporary period, the Trust may also invest in shares of money market mutual funds. Money market mutual funds are investment companies, and the investments in those companies by the Trust are in some cases subject to certain fundamental investment restrictions and applicable law. See “Investment Restrictions” in the SAI. As a shareholder in a mutual fund, the Trust will bear its ratable share of its expenses, including management fees, and will remain subject to payment of the fees to the Adviser, with respect to assets so invested. See “Management of the Trust.” The Trust may not achieve its investment objectives during a temporary period or be able to sustain its historical distribution levels.

Certain Other Investment Practices

Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Additional Information Regarding the Trust—Certain Other Investment Practices,” which is incorporated by reference herein, for a discussion of certain other investment practices of the Trust.

Repurchase Agreements. Repurchase agreements may be seen as loans by the Trust collateralized by underlying securities. In a typical Trust repurchase agreement, the Trust enters into a contract with a broker, dealer, or bank (the “counterparty” to the transaction) for the purchase of securities or other assets. The counterparty agrees to repurchase the securities at a specified future date, or on demand, for a price that is sufficient to return to the Trust its original purchase price, plus an additional amount representing the return on the Trust’s investment. This arrangement results in a fixed rate of return to the Trust that is not subject to market fluctuations during the holding period. The Trust bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Trust is delayed in or prevented from exercising its rights to dispose of the collateral securities, and will be subject to the risk of a possible decline in the value of the underlying securities during the period in which it seeks to assert these rights. The Trust may accept a wide variety of underlying securities as collateral for repurchase agreements entered into by the Trust. Such collateral may include U.S. government securities, certain corporate debt securities, MBS, municipal debt securities, other asset-backed securities, equity securities, convertible securities and other securities or instruments determined by the Adviser to be in the best interests of the Trust to accept as collateral for such repurchase agreement (which may include high yield debt instruments that are rated below investment grade). Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. The Adviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those counterparties with which the Trust enters into repurchase agreements to evaluate these risks. The Trust intends to enter into repurchase agreements only with brokers, dealers, or banks or other permitted counterparties after the Adviser evaluates the creditworthiness of the counterparty. The Trust will not enter into repurchase agreements with the Adviser or its affiliates.

Portfolio Turnover

The Trust will buy and sell securities to seek to accomplish its investment objectives. Portfolio turnover generally involves some expense to the Trust, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less). The Trust’s portfolio turnover rate may vary greatly from year to year. Higher portfolio turnover may decrease the after-tax return to individual investors in the Trust to the extent it results in a decrease of the long-term capital gains portion of distributions to shareholders. For the fiscal years ended May 31, 2026 and May 31, 2025, the Trust’s portfolio turnover rate was 22% and 11%, respectively.

Investment Restrictions

The Trust has adopted certain other investment limitations designed to limit investment risk. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares, as defined in the 1940 Act (and preferred shares, if any, voting together as a single class). See “Investment Restrictions” in the SAI for a complete list of the fundamental investment policies of the Trust.

USE OF LEVERAGE

Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Additional Information Regarding the Trust—Use of Leverage,” which is incorporated by reference herein, for a discussion of the Trust’s use of leverage, except to the extent modified herein.

See the section of the Trust’s most recent annual report on Form N-CSR entitled “Additional Information Regarding the Trust—Principal Risks of the Trust—Financial Leverage and Leveraged Transactions Risk,” which is incorporated by reference herein, for a discussion of associated principal risks.

Indebtedness. The Trust may utilize Indebtedness to the maximum extent permitted under the 1940 Act. Under the 1940 Act, the Trust may not incur Indebtedness if, immediately after incurring such Indebtedness, the Trust would have an asset coverage (as defined in the 1940 Act) of less than 300% (i.e., the value of the Trust’s total assets less liabilities other than the principal amount represented by Indebtedness must be at least 300% of the principal amount represented by Indebtedness at the time of issuance). In addition, the Trust generally is not permitted to declare any cash dividend or other distribution on the Common Shares unless, at the time of such declaration and after deducting the amount of such dividend or other distribution, the Trust maintains asset coverage of 300%. However, the foregoing restriction does not apply with respect to certain types of Indebtedness, including a line of credit or other privately arranged borrowings from a financial institution. To the extent the Trust utilizes Indebtedness, the Trust intends, to the extent possible, to prepay all or a portion of the principal amount of any outstanding Indebtedness to the extent necessary to maintain the required asset coverage. The Trust may also utilize Indebtedness in excess of such limit for temporary purposes such as the settlement of transactions.

The terms of any such Indebtedness may require the Trust to pay a fee to maintain a line of credit, such as a commitment fee, or to maintain minimum average balances with a lender. Any such requirements would increase the cost of such Indebtedness over the stated interest rate. Such lenders would have the right to receive interest on and repayment of principal of any such Indebtedness, which right will be senior to those of the Common Shareholders. Any such Indebtedness may contain provisions limiting certain activities of the Trust, including the payment of dividends to Common Shareholders in certain circumstances. Any Indebtedness will likely be ranked senior or equal to all other existing and future Indebtedness of the Trust. If the Trust utilizes Indebtedness, the Common Shareholders will bear the offering costs of the issuance of any Indebtedness.

Certain types of Indebtedness subject the Trust to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Certain Indebtedness issued by the Trust also may subject the Trust to certain restrictions on investments imposed by guidelines of one or more NRSROs, which may issue ratings for such Indebtedness. Such guidelines may impose asset coverage or portfolio composition requirements that are more stringent than the requirements imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Adviser from managing the Trust’s portfolio in accordance with the Trust’s investment objectives and policies.

The 1940 Act grants to the lenders to the Trust, under certain circumstances, certain voting rights in the event of default in the payment of interest on or repayment of principal. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the Board of Trustees.

In addition, the Trust may engage in certain derivatives transactions that have economic characteristics similar to leverage. The Trust’s obligations under such transactions will not be considered for purposes of computing “asset coverage,” as defined in Section 18(h) of the 1940 Act, and will not be included in calculating the aggregate amount of the Trust’s Financial Leverage, but the Trust’s use of such transactions may be limited by Rule 18f-4 under the 1940 Act and the applicable requirements of the SEC.

Committed Facility Agreement. The Trust has entered into a committed credit facility through which Bank of America, N.A. allows the Trust to borrow up to $65 million (which amount of permissible borrowings under the committed facility may be increased or decreased from time to time). The terms of the committed facility may change. Under the terms of the committed facility, the interest rate on the amount borrowed is based on the SOFR plus 85 basis points, and an unused commitment fee of 20 basis points is charged on the difference between the amount available to borrow under the credit agreement and the actual amount borrowed. As of May 31, 2026, there was approximately $0 in borrowings outstanding under the committed facility agreement, representing approximately 0% of the Trust’s Managed Assets.

The Trust’s borrowings under the committed facility provided to the Trust by Bank of America, N.A. are collateralized by portfolio assets, which are maintained by the Trust in a separate account with the Trust’s custodian for the benefit of the lender, which collateral exceeds the amount borrowed. In the event of a default by the Trust under its committed facility, the lender has the right to sell such collateral assets to satisfy the Trust’s obligation to the lender. The committed facility agreement includes usual and customary covenants. These covenants impose on the Trust asset coverage requirements, collateral requirements, investment strategy requirements, and certain financial obligations. These covenants place limits or restrictions on the Trust’s ability to (i) enter into additional indebtedness with a party other than Bank of America, N.A. (subject to customary exclusions), (ii) change its fundamental investment policy if such change could reasonably be expected to materially and adversely affect the rights and remedies of the counterparty, or (iii) pledge to any other party, other than to the counterparty, securities owned or held by the Trust over which the counterparty has a perfected first-priority interest. In addition, the Trust is required to deliver financial information to the counterparty within established deadlines, maintain an asset coverage ratio (as defined in Section 18(g) of the 1940 Act) greater than 275%, comply with the rules of the stock exchange on which its shares are listed, and maintain its classification as a “closed-end management investment company” as defined in the 1940 Act.

Reverse Repurchase Agreements and Dollar Roll Transactions. In reverse repurchase agreement transactions, the Trust sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. Reverse repurchase agreements (or similar financing transactions) may be entered into by the Trust (a) if the Trust (i) complies with the asset coverage requirements under Section 18 of the 1940 Act and (ii) combines the aggregate amount of indebtedness associated with all such agreements with the aggregate amount of any other senior securities representing indebtedness when calculating the asset coverage ratio for purposes of Section 18 of the 1940 Act or (b) if the Trust treats all such agreements as derivatives transactions for all purposes under Rule 18f-4 of the 1940 Act, depending on the Trust’s election. The Trust may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Proceeds of the sale will be invested in additional instruments for the Trust, and the income from these investments will generate income for the Trust. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the reverse repurchase transaction, the use of this technique will diminish the investment performance of the Trust compared with what the performance would have been without the use of reverse repurchase transactions. At times, the Trust engages significantly in reverse repurchase agreements and, as a result, the Trust is particularly subject to the risks associated with reverse repurchase agreements during these times.

A dollar roll transaction involves a sale by the Trust of a MBS or other security concurrently with an agreement by the Trust to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. Proceeds of the sale will be invested in additional instruments for the Trust, and the income from these investments will generate income for the Trust. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Trust compared with what the performance would have been without the use of dollar rolls.

With respect to any reverse repurchase agreement, dollar roll or similar transaction, the Trust’s Managed Assets shall include any proceeds from the sale of an asset of the Trust to a counterparty in such a transaction, in addition to the value of the underlying asset as of the relevant measuring date.

When the Trust trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Trust’s asset coverage ratio or treat all such transactions as derivatives transactions. As of May 31, 2026, there was approximately $0 in borrowings outstanding under the committed facility agreement, representing approximately 0% of the Trust’s Managed Assets as of such date, and there was approximately $160,148,376 in reverse repurchase agreements outstanding, representing approximately 28.5% of the Trust’s Managed Assets as of such date.

Inverse Floating Rate Securities. Under current market conditions, the Trust anticipates utilizing Financial Leverage through Indebtedness and/or engaging in reverse repurchase agreements. However, the Trust also may utilize Financial Leverage through investments in inverse floating rate securities (sometimes referred to as “inverse floaters”). Typically, inverse floating rate securities are securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Generally, inverse floating rate securities represent beneficial interests in a special purpose trust formed by a third party sponsor for the purpose of holding municipal bonds. The special purpose trust typically sells two classes of beneficial interests or securities: floating rate securities (sometimes referred to as short-term floaters or tender option bonds) and inverse floating rate securities (sometimes referred to as inverse floaters or residual interest securities). The short-term floating rate securities have first priority on the cash flow from the municipal bonds held by the special purpose trust. The holder of the inverse floating rate securities receives the residual cash flow from the special purpose trust. Because the holder of the short-term floater is generally assured liquidity at the face value of the security, the holder of the inverse floater assumes the interest rate cash flow risk and the market value risk associated with the municipal security deposited into the special purpose trust. In addition, all voting rights and decisions to be made with respect to any other rights relating to the municipal bonds held in the special purpose trust are passed through to the holder of the residual inverse floating rate securities.

Because increases in the interest rate on the short-term floaters reduce the residual interest paid on inverse floaters, and because fluctuations in the value of the municipal bond deposited in the special purpose trust affect the value of the inverse floater only, and not the value of the short-term floater issued by the special purpose trust, inverse floaters’ value is generally more volatile than that of fixed rate bonds. The market price of inverse floating rate securities is generally more volatile than that of the underlying securities due to the leveraging effect of this ownership structure. The volatility of the interest cash flow and the residual market value will vary with the degree to which the special purpose trust is leveraged. This is expressed in the ratio of the total face value of the short-term floaters in relation to the value of the residual inverse floaters that are issued by the special purpose trust. These securities generally will underperform the market of fixed rate bonds in a rising interest rate environment (i.e., when bond values are falling), but tend to outperform the market of fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity.

Inverse floaters have varying degrees of liquidity based upon the liquidity of the underlying securities deposited in a special purpose trust. The market for such inverse floating rate securities issued by special purpose trusts formed with taxable municipal securities is relatively new and undeveloped. Initially, there may be a limited number of counterparties, which may increase the credit risks, counterparty risk and liquidity risk of investing in taxable inverse floating rate securities.

The Trust may invest in inverse floating rate securities, issued by special purpose trusts that have recourse to the Trust. At the Adviser’s discretion, the Trust may enter into a separate shortfall and forbearance agreement with the third party sponsor of a special purpose trust. The Trust may enter into such shortfall and forbearance agreements (i) when the liquidity provider to the special purpose trust requires such an agreement because the level of leverage in the special purpose trust exceeds the level that the liquidity provider is willing support absent such an agreement; and/or (ii) to seek to prevent the liquidity provider from collapsing the special purpose trust in the event that the municipal obligation held in the special purpose trust has declined in value. Such an agreement would require the Trust to reimburse the third party sponsor of the special purpose trust, upon termination of the special purpose trust issuing the inverse floating rate security, the difference between the liquidation value of the bonds held in the special purpose trust and the principal amount due to the holders of floating rate interests. Such agreements may expose the Trust to a risk of loss that exceeds its investment in the inverse floating rate securities. Absent a shortfall and forbearance agreement, the Trust would not be required to make such a reimbursement. If the Trust chooses not to enter into such an agreement, the special purpose trust could be liquidated and the Trust could incur a loss.

The Trust’s ability to utilize Financial Leverage through investments in inverse floating rate securities will be limited by the Trust’s maximum overall leverage (currently 331/3% of the Trust’s Managed Assets).

The Trust’s Managed Assets include the assets attributable to the proceeds from financial leverage, including the effective leverage of certain portfolio transactions such as inverse floating rate securities. With respect to inverse floating rate securities, this includes the portion of assets in special purpose trusts of which the Trust owns the inverse floater certificates that has been effectively financed by the special purpose trust’s issuance of floating rate certificates.

Preferred Shares. The Trust’s Governing Documents provide that the Board of Trustees may authorize and issue Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without prior approval of the holders of the Common Shares. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued. Any such Preferred Share offering would be subject to the limits imposed by the 1940 Act. Although the Trust has no present intention to issue Preferred Shares, it may in the future utilize Preferred Shares to the maximum extent permitted by the 1940 Act. Under the 1940 Act, the Trust may not issue Preferred Shares if, immediately after issuance, the Trust would have asset coverage (as defined in the 1940 Act) of less than 200% (i.e., for every dollar of Indebtedness plus Preferred Shares outstanding, the Trust is required to have at least two dollars of assets). See “Description of Capital Structure—Preferred Shares.”

Derivatives Transactions. The Trust may purchase and sell various derivative instruments (which derive their value by reference to another instrument, asset or index), such as swaps, futures, options and other derivatives contracts, for investment purposes, such as obtaining investment exposure to an investment category; risk management purposes, such as hedging against fluctuations in asset prices, currencies or interest rates; diversification purposes; or to change the duration of the Trust. The Trust may, but is not required to, use various derivatives instruments in pursuing Strategic Transactions, including derivatives transactions involving interest rate and foreign currency transactions, swaps, options and futures. In order to help protect the soundness of derivative transactions and outstanding derivative positions, the Sub-Adviser generally requires derivative counterparties to have a minimum credit rating of A3 from Moody’s (or a comparable rating from another NRSRO) and monitors such rating on an ongoing basis. In addition, the Sub-Adviser seeks to allocate derivatives transactions to limit exposure to any single counterparty.

The Trust is required to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Trust satisfies a “limited derivatives users” exception that is included in Rule 18f-4 under the 1940 Act. The Trust is not classified as a “limited derivatives user” and, as required by Rule 18f-4, has implemented a Derivatives Risk Management Program, which is reasonably designed to manage the Trust’s derivatives risks and to reasonably segregate the functions associated with the Derivatives Risk Management Program from the portfolio management of the Trust. The Board, including a majority of the trustees who are not “interested persons” of the Trust, as such term is defined in the 1940 Act, approved the designation of a Derivatives Risk Manager, which is responsible for administering the Derivatives Risk Management Program for the Trust. To facilitate the Board’s oversight, the Board reviews, no less frequently than annually, a written report on the effectiveness of the Derivatives Risk Management Program and also more frequent reports regarding certain derivatives risk matters.

When the Trust trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Trust’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund satisfies the limited derivatives users exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. SEC guidance regarding the use of securities lending collateral may limit the Trust’s securities lending activities. In addition, the Trust is permitted to invest in a security on a when issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that (i) the Trust intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Trust may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Trust treats any such transaction as a “derivatives transaction” for purposes of compliance with Rule 18f-4. Furthermore, under the rule, the Trust is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Trust reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due.

Risk Factors [Table Text Block]	RISKS

Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Principal Risks of the Trust,” which is incorporated by reference herein, for a discussion of the associated principal risks of investment in the Trust.

Effects of Leverage [Text Block]	Effects of Leverage

Please refer to the section of the Trust’s most recent annual report on Form N-CSR entitled “Effects of Leverage,” which is incorporated by reference herein, for a discussion of the effects of leverage.

Share Price [Table Text Block]	MARKET AND NET ASSET VALUE INFORMATION

The Trust’s currently outstanding Common Shares are, and the Common Shares offered by this Prospectus, will be, subject to notice of issuance, listed on the NYSE under the symbol “GBAB.” The Trust’s Common Shares commenced trading on the NYSE on October 28, 2010.

The Common Shares have traded both at a premium and at a discount in relation to the Trust’s net asset value per share. Although the Common Shares have at times recently and historically traded at a premium to net asset value, there can be no assurance that this will continue after the offering nor that the Common Shares will not trade at a discount in the future. Shares of closed-end investment companies frequently trade at a premium or discount to net asset value and the market price for the Common Shares will change based on a variety of factors. The net asset value and market price of the Common Shares will fluctuate, sometimes independently, based on market and other factors affecting the Trust and its investments. The market price of the Common Shares will either be above (premium) or below (discount) their net asset value. The Trust cannot predict whether the Common Shares will trade at a premium or discount to net asset value and the market price for the Common Shares will change based

16

on a variety of factors. The Trust’s net asset value will be reduced immediately following an offering of the Common Shares due to the costs of such offering, to the extent those costs are borne by the Trust. The sale of Common Shares by the Trust (or the perception that such sales may occur) may increase the volatility of or have an adverse effect on prices of Common Shares in the secondary market. An increase in the number of Common Shares available may put downward pressure on the market price for Common Shares. See “Risks—Market Discount and Price Volatility Risk.”

The following table sets forth, for each of the periods indicated, the high and low closing market prices for the Common Shares on the NYSE, the net asset value per Common Share and the premium or discount to net asset value per Common Share at which the Common Shares were trading on the date of the high and low closing prices. The Trust calculates its net asset value as of the close of business, usually 4:00 p.m. Eastern Time, every day on which the NYSE is open. See “Net Asset Value” for information as to the determination of the Trust’s net asset value.

	Market Price		Net Asset Value per Common Share on Date of Market Price High and Low(1)		Premium/(Discount) on Date of Market Price High and Low(2)
Fiscal Quarter Ended	High	Low	High	Low	High	Low
May 31, 2026	$15.39	$13.57	$15.03	$14.23	2.40%	(4.64)%
February 28, 2026	$15.51	$14.83	$15.12	$15.01	2.58%	(1.20)%
November 30, 2025	$15.89	$14.93	$15.33	$15.04	3.65%	(0.76)%
August 31, 2025	$15.57	$14.51	$15.01	$14.74	3.73%	(1.56)%
May 31, 2025	$15.90	$14.52	$15.53	$15.08	2.38%	(3.71)%
February 28, 2025	$16.02	$15.00	$15.64	$15.27	2.43%	(1.77)%
November 30, 2024	$18.52	$15.62	$16.21	$15.39	14.25%	1.49%
August 31, 2024	$18.00	$15.71	$15.93	$15.36	12.99%	2.28%
May 31, 2024	$17.11	$15.58	$15.86	$15.21	7.88%	2.43%
____________
(1)	Based on the Trust’s computations.
(2)	Calculated based on the information presented. Percentages are rounded.

The last reported market price, net asset value per Common Share and percentage discount to net asset value per Common Share as of August 10, 2026 was $14.07, $14.15 and -0.57%, respectively. The Trust cannot predict whether its Common Shares will trade in the future at a premium to or discount from net asset value, or the level of any premium or discount. Shares of closed-end investment companies frequently trade at a discount from net asset value. The Trust’s Common Shares have in the past traded both above and below their net asset value. As of August 10, 2026, 27,699,452 Common Shares of the Trust were outstanding.

Lowest Price or Bid			$ 13.57	$ 14.83	$ 14.93	$ 14.51	$ 14.52	$ 15.00	$ 15.62	$ 15.71	$ 15.58
Highest Price or Bid			15.39	15.51	15.89	15.57	15.90	16.02	18.52	18.00	17.11
Lowest Price or Bid, NAV			14.23	15.01	15.04	14.74	15.08	15.27	15.39	15.36	15.21
Highest Price or Bid, NAV			$ 15.03	$ 15.12	$ 15.33	$ 15.01	$ 15.53	$ 15.64	$ 16.21	$ 15.93	$ 15.86
Highest Price or Bid, Premium (Discount) to NAV [Percent]			2.40%	2.58%	3.65%	3.73%	2.38%	2.43%	14.25%	12.99%	7.88%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(4.64%)	(1.20%)	(0.76%)	(1.56%)	(3.71%)	(1.77%)	1.49%	2.28%	2.43%
Share Price		$ 14.07
NAV Per Share		$ 14.15
Latest Premium (Discount) to NAV [Percent]		(0.57%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]	DESCRIPTION OF CAPITAL STRUCTURE

The Trust is an unincorporated statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust filed on June 30, 2010, and pursuant to an Amended and Restated Agreement and Declaration of Trust, dated as of February 29, 2024, as amended and/or restated from time to time. The following is a brief description of the terms of the Common Shares, Borrowings and Preferred Shares which may be issued by the Trust. This description does not purport to be complete and is qualified by reference to the Trust’s Governing Documents.

Common Shares

Pursuant to the Declaration of Trust, the Trust is authorized to issue an unlimited number of Common Shares. Each Common Share has one vote (fractional Common Shares are entitled to a vote of such fraction) and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable, except that the Board of Trustees shall have the power to cause shareholders to pay certain expenses of the Trust by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of Common Shares owned by each respective shareholder. All Common Shares are equal as to dividends, assets and voting privileges and are not entitled to preference, preemptive, appraisal, conversion or exchange rights, except as otherwise required by law or permitted by the Declaration of Trust.

Under Delaware law applicable to the Trust as of August 1, 2022, if a shareholder acquires direct or indirect ownership or power to direct the voting of shares of the Trust in an amount that equals or exceeds certain percentage thresholds specified under Delaware law (beginning at 10% or more of shares of the Trust), the shareholder’s ability to vote certain of these shares may be limited.

The Trust will send annual and semi-annual reports, including financial statements, to all Common Shareholders, as required by applicable law or regulation.

Any additional offerings of Common Shares will require approval by the Board of Trustees. Any additional offering of Common Shares will be subject to the requirements of the 1940 Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of distributing commissions or discounts, except in connection with an offering to existing Common Shareholders, or with the consent of a majority of the Trust’s outstanding voting securities or as otherwise permitted under the 1940 Act.

The Trust’s net asset value per Common Share generally increases and decreases based on the market value or fair value of the Trust’s securities and other assets. Net asset value per Common Share will be reduced immediately following the offering of Common Shares by the amount of the sales load and offering expenses paid by the Trust. See “Use of Proceeds.”

The Trust will not issue certificates for Common Shares.

Voting Rights. Until any Preferred Shares are issued, holders of the Common Shares will vote as a single class to elect the Trust’s Board of Trustees and on additional matters with respect to which the 1940 Act mandates a vote by the Trust’s shareholders. If Preferred Shares are issued, holders of Preferred Shares will have a right to elect at least two of the Trust’s Trustees, and will have certain other voting rights. See also “Anti-Takeover Provisions in the Trust’s Governing Documents.”

Issuance of Additional Common Shares. The provisions of the 1940 Act generally require that the public offering price (less underwriting commissions and discounts) of common shares sold by a closed-end investment company must equal or exceed the net asset value of such company’s common shares (calculated within 48 hours of the pricing of such offering, excluding Sundays and holidays), unless such sale is made with the consent of a majority of its common shareholders and under certain other enumerated circumstances. The Trust may, from time to time, seek the consent of Common Shareholders to permit the issuance and sale by the Trust of Common Shares at a price below the Trust’s then-current net asset value, subject to certain conditions. If such consent is obtained, the Trust may, contemporaneous with and in no event more than one year following the receipt of such consent, sell Common Shares at a price below net asset value in accordance with any conditions adopted in connection with the giving of such consent. Additional information regarding any consent of Common Shareholders obtained by the Trust and the applicable conditions imposed on the issuance and sale by the Trust of Common Shares at a price below net asset value will be disclosed in the Prospectus Supplement relating to any such offering of Common Shares at a price below net asset value. Until such consent of Common Shareholders, if any, is obtained (or other applicable 1940 Act requirements are met), the Trust may not sell Common Shares at a price below net asset value. Because the Trust’s advisory fee and sub-advisory fees are based upon average Managed Assets, the Investment Adviser’s and the Sub-Adviser’s interests in recommending the issuance and sale of Common Shares at a price below net asset value may conflict with the interests of the Trust and its Common Shareholders.

Borrowings

The Trust’s Declaration of Trust provides that the Board of Trustees may authorize the borrowing of money by the Trust, without the approval of the holders of the Common Shares. The Trust may issue notes or other evidences of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting the Trust’s assets as security. See “Use of Leverage—Indebtedness.”

Preferred Shares

The Trust’s Governing Documents provide that the Board of Trustees may authorize and issue Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without prior approval of the holders of the Common Shares. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued other than as may be contemplated by the Declaration of Trust. Any such Preferred

Share offering would be subject to the limits imposed by the 1940 Act. Issuance of Preferred Shares would constitute Financial Leverage and would entail special risks to the Common Shareholders.

Although the Trust has no present intention to issue Preferred Shares, it may in the future utilize Preferred Shares to the maximum extent permitted by the 1940 Act. Under the 1940 Act, the Trust may not issue Preferred Shares unless, immediately after such issuance, it has an “asset coverage” of at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., such liquidation value may not exceed 50% of the value of the Trust’s total assets). For these purposes, “asset coverage” means the ratio of (i) total assets less all liabilities and indebtedness not represented by “senior securities” to (ii) the amount of “senior securities representing indebtedness” plus the “involuntary liquidation preference” of the Preferred Shares. “Senior security” generally means any bond, note, or similar security evidencing indebtedness and any class of shares having priority over any other class as to distribution of assets or payment of dividends. “Senior security representing indebtedness” means any “senior security” other than stock. The “involuntary liquidation preference” of the Preferred Shares is the amount that holders of Preferred Shares would be entitled to receive in the event of an involuntary liquidation of the Trust in preference to the Common Shares.

In addition, the Trust is not permitted to declare any dividend (except a dividend payable in Common Shares), or to declare any other distribution on its Common Shares, or to purchase any Common Shares, unless the Preferred Shares have at the time of the declaration of any such dividend or other distribution, or at the time of any such purchase of Common Shares, an asset coverage of at least 200% after deducting the amount of such dividend, distribution or purchase price. If Preferred Shares are issued, the Trust intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary to maintain asset coverage of any Preferred Shares of at least 200%. Any Preferred Shares issued by the Trust would have special voting rights and a liquidation preference over the Common Shares.

If Preferred Shares are outstanding, two of the Trust’s Trustees will be elected by the holders of Preferred Shares, voting separately as a class. The remaining Trustees of the Trust will be elected by Common Shareholders and Preferred Shares voting together as a single class. In the unlikely event the Trust failed to pay dividends on Preferred Shares for two years, Preferred Shares would be entitled to elect a majority of the Trustees of the Trust.

The Trust may be subject to certain restrictions imposed by guidelines of one or more NRSROs that may issue ratings for Preferred Shares issued by the Trust. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the 1940 Act. The Trust has no present intention to issue Preferred Shares.

Capitalization

The following table provides information about the outstanding securities of the Trust as of August 10, 2026:

Title of Class	Amount Authorized	Amount Held by Trust for its own Account	Amount Outstanding Exclusive of Amounts held by Trust
Common Shares of Beneficial Interest, par value $0.01 per share	Unlimited	-	27,699,452

Preferred Stock Restrictions, Arrearage [Text Block]	In addition, the Trust is not permitted to declare any dividend (except a dividend payable in Common Shares), or to declare any other distribution on its Common Shares, or to purchase any Common Shares, unless the Preferred Shares have at the time of the declaration of any such dividend or other distribution, or at the time of any such purchase of Common Shares, an asset coverage of at least 200% after deducting the amount of such dividend, distribution or purchase price. If Preferred Shares are issued, the Trust intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary to maintain asset coverage of any Preferred Shares of at least 200%. Any Preferred Shares issued by the Trust would have special voting rights and a liquidation preference over the Common Shares.
Preferred Stock Restrictions, Other [Text Block]	The Trust may be subject to certain restrictions imposed by guidelines of one or more NRSROs that may issue ratings for Preferred Shares issued by the Trust. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the 1940 Act. The Trust has no present intention to issue Preferred Shares.
Other Security, Title [Text Block]	Borrowings
Other Security, Description [Text Block]	The Trust’s Declaration of Trust provides that the Board of Trustees may authorize the borrowing of money by the Trust, without the approval of the holders of the Common Shares. The Trust may issue notes or other evidences of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting the Trust’s assets as security. See “Use of Leverage—Indebtedness.”
Outstanding Securities [Table Text Block]	Capitalization

The following table provides information about the outstanding securities of the Trust as of August 10, 2026:

Title of Class	Amount Authorized	Amount Held by Trust for its own Account	Amount Outstanding Exclusive of Amounts held by Trust
Common Shares of Beneficial Interest, par value $0.01 per share	Unlimited	-	27,699,452

Outstanding Security, Title [Text Block]	Common Shares of Beneficial Interest
Outstanding Security, Not Held [Shares]	27,699,452
Anti Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	ANTI-TAKEOVER AND OTHER PROVISIONS IN THE TRUST’S GOVERNING DOCUMENTS

The Trust presently has provisions in its Governing Documents which could have the effect of limiting, in each case, (i) the ability of other entities or persons to acquire control of the Trust, (ii) the Trust’s freedom to engage in certain transactions or (iii) the ability of the Trust’s Board of Trustees or shareholders to amend the Governing Documents or effectuate changes in the Trust’s management. These provisions of the Governing Documents of the Trust may be regarded as “anti-takeover” provisions. The Board of Trustees is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A Trustee may be removed from office, for cause only, and not without cause, by the action of a majority of the remaining Trustees followed by a vote of the holders of at least 75% of the shares then entitled to vote for the election of the respective Trustee.

In addition, the Declaration of Trust requires the affirmative vote or consent of a majority of the Board of Trustees followed by the affirmative vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Trust, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 80% of the Board of Trustees, in which case “a majority of the outstanding voting securities” (as defined in the 1940 Act) of the Trust shall be required. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a “Principal Shareholder”) refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class or series of shares of beneficial interest of the Trust.

The 5% holder transactions subject to these special approval requirements are:

•	the merger or consolidation of the Trust or any subsidiary of the Trust with or into any Principal Shareholder;
•	the issuance of any securities of the Trust to any Principal Shareholder for cash (other than pursuant to any automatic dividend reinvestment plan);
•	the sale, lease or exchange of all or any substantial part of the assets of the Trust to any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period; or
•	the sale, lease or exchange to the Trust or any subsidiary of the Trust, in exchange for securities of the Trust, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period.

To liquidate the Trust, the Declaration of Trust requires the affirmative vote of a majority of the Board of Trustees followed by the affirmative vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Trust, voting separately as a class or series, unless such liquidation has been approved by at least 80% of the Board of Trustees, in which case “a majority of the outstanding voting securities” (as defined in the 1940 Act) of the Trust shall be required.

For the purposes of calculating “a majority of the outstanding voting securities” under the Declaration of Trust, each class and series of the Trust shall vote together as a single class, except to the extent required by the 1940 Act or the Declaration of Trust with respect to any class or series of shares. If a separate vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required. A “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the Trust’s voting securities present at a meeting, if the holders of more than 50% of the Trust’s outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the Trust’s outstanding voting securities.

The Board of Trustees has determined that provisions with respect to the Board of Trustees and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the 1940 Act, are in the best interest of shareholders generally. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions. See “Additional Information.”

The Trust’s Declaration of Trust contains provisions relating to forum selection. For example, the Trust’s Declaration of Trust provides that, unless the Trust consents in writing to the selection of an alternative forum, any claims, suits, actions or proceedings arising under the Securities Act shall be exclusively brought in the federal district courts of the United States of America. The designation of exclusive forum may make it more expensive for a shareholder to bring a suit and may limit a shareholder’s ability to litigate a claim in a jurisdiction or forum that may be more convenient and that a shareholder believes is favorable to the shareholder for the claim.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	227 West Monroe Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	827-0100
Contact Personnel Name	Amy J. Lee
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Security Voting Rights [Text Block]	Voting Rights. Until any Preferred Shares are issued, holders of the Common Shares will vote as a single class to elect the Trust’s Board of Trustees and on additional matters with respect to which the 1940 Act mandates a vote by the Trust’s shareholders. If Preferred Shares are issued, holders of Preferred Shares will have a right to elect at least two of the Trust’s Trustees, and will have certain other voting rights. See also “Anti-Takeover Provisions in the Trust’s Governing Documents.”
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Voting Rights [Text Block]	If Preferred Shares are outstanding, two of the Trust’s Trustees will be elected by the holders of Preferred Shares, voting separately as a class. The remaining Trustees of the Trust will be elected by Common Shareholders and Preferred Shares voting together as a single class. In the unlikely event the Trust failed to pay dividends on Preferred Shares for two years, Preferred Shares would be entitled to elect a majority of the Trustees of the Trust.
Security Liquidation Rights [Text Block]	Although the Trust has no present intention to issue Preferred Shares, it may in the future utilize Preferred Shares to the maximum extent permitted by the 1940 Act. Under the 1940 Act, the Trust may not issue Preferred Shares unless, immediately after such issuance, it has an “asset coverage” of at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., such liquidation value may not exceed 50% of the value of the Trust’s total assets). For these purposes, “asset coverage” means the ratio of (i) total assets less all liabilities and indebtedness not represented by “senior securities” to (ii) the amount of “senior securities representing indebtedness” plus the “involuntary liquidation preference” of the Preferred Shares. “Senior security” generally means any bond, note, or similar security evidencing indebtedness and any class of shares having priority over any other class as to distribution of assets or payment of dividends. “Senior security representing indebtedness” means any “senior security” other than stock. The “involuntary liquidation preference” of the Preferred Shares is the amount that holders of Preferred Shares would be entitled to receive in the event of an involuntary liquidation of the Trust in preference to the Common Shares.